STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	May 31, 2014	May 31, 2013	Aug. 31, 2013	Aug. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,227,581)	$ (2,757,472)	$ (3,689,862)	$ (14,374,600)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	54,788	59,742	86,272	84,838
Loss on disposition of fixed assets		21,003	12,835	14,498
Stock-based compensation	719,453	291,564	376,629	3,361,075
Changes in operating assets and liabilities:
Prepaid expenses and other assets	9,563	15,399	3,912	(122,885)
Accounts payable and accrued expenses	(177,623)	(286,312)	(249,596)	(101,377)
Net cash used in operating activities	(1,621,400)	(2,656,076)	(3,459,810)	(11,138,451)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in mineral properties		(510,000)	(510,000)	(200,078)
Proceeds from sale of property and equipment		(696)	(696)	(158,226)
Proceeds from sale of fixed assets		3,405	4,280	25,500
Net cash used in investing activities		(507,291)	(506,416)	(332,804)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of common stock warrants				1,103,124
Payment on note payable	(45,000)	(45,000)	(45,000)
Purchase of treasury stock		(132,692)	(132,692)
Net cash provided by (used in) financing activities	(45,000)	(177,692)	(177,692)	1,103,124
NET CHANGE IN CASH	(1,666,400)	(3,341,059)	(4,143,918)	(10,368,131)
CASH, BEGINNING OF PERIOD	2,374,017	6,517,935	6,517,935	16,886,066
CASH, END OF PERIOD	707,617	3,176,876	2,374,017	6,517,935
SUPPLEMENTAL INFORMATION
Interest paid	15,993	137	191	334
Issuance of common stock for lease assignment			500,000
Note payable for lease assignment			$ 364,852